S000033312 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.15%	13.15%	14.28%
Morningstar® US Market Factor Tilt Index℠
Prospectus [Line Items]
Average Annual Return, Percent	[1]	16.75%	13.19%	13.42%
FlexShares Morningstar US Market Factor Tilt Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		16.41%	12.95%	13.25%
FlexShares Morningstar US Market Factor Tilt Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.00%	12.53%	12.78%
FlexShares Morningstar US Market Factor Tilt Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.86%	10.24%	10.94%

[1]	Reflects no deduction for fees, expenses or taxes.